Share Capital (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Ordinary shares authorized	990,000,000	990,000,000
Ordinary shares, Issued and Paid Up	2,282,124	2,282,124
Preferred shares authorized	10,000,000	10,000,000
Preferred shares, Issued and Paid Up	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	₪ 0.01
Preferred Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01